Prepaid Expenses and Other Current Assets (Details) - USD ($)		12 Months Ended
	Aug. 02, 2023	Dec. 31, 2023	Feb. 28, 2021
Prepaid Expenses and Other Current Assets [Abstract]
Total investment consideration			$ 8,000,000
Redeemed fund with a redemption value	$ 3,282,770	$ 2,371,942